As filed with the Securities and Exchange Commission on June 28, 2000
                                         Registration Nos.    33-27491
                                                              811-5782

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                        Pre-Effective Amendment No. __                       [_]

                        Post-Effective Amendment No. 26                      [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                               Amendment No. 27                              [X]
                       (Check appropriate box or boxes)
                             ____________________

                            M.S.D. & T. Funds, Inc.
              (Exact Name of Registrant as Specified in Charter)

                               Two Hopkins Plaza
                           Baltimore, Maryland 21201
                   (Address of Principal Executive Offices)

                        Registrant's Telephone Number:
                                1-800-551-2145

                         W. Bruce McConnel, III, Esq.
                          Drinker Biddle & Reath LLP
                               One Logan Square
                           18/th/ and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[X]     immediately upon filing pursuant to paragraph (b)
[_]     on (date) pursuant to paragraph (b)
[_]     60 days after filing pursuant to paragraph (a)(1)
[_]     on (date)pursuant to paragraph (a)(1)
[_]     75 days after filing pursuant to paragraph(a)(2) of Rule 485
[_]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

  Title of Securities Being Registered:      Shares of Common Stock

                    M.S.D.&T. Funds, Inc.
                    ------------------------------------------------------------


                    Capital Opportunities Fund

                    Prospectus

                    JUNE 28, 2000



                    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this Fund or determined if this prospectus is accurate or complete. Anyone who tells you other-

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
RISK/RETURN SUMMARY........................................................   1
  Investment Objective.....................................................   1
  Principal Investment Strategies..........................................   1
  Principal Investment Risks...............................................   1
  Fund Performance.........................................................   3
  Fees and Expenses........................................................   4
  Additional Information about Risk........................................   4

INVESTING IN THE FUND......................................................   5
  Getting Your Investment Started..........................................   5
  How to Buy Fund Shares...................................................   5
  How to Sell Fund Shares..................................................   7
  Other Purchase and Redemption Information................................   9

SHAREHOLDER SERVICES.......................................................  10
  Retirement Plans.........................................................  10
  Exchange Privilege.......................................................  11
  Automatic Investment Plan................................................  11
  Systematic Withdrawals...................................................  12
  Directed Reinvestments...................................................  12

DIVIDENDS AND DISTRIBUTIONS................................................  12

TAX INFORMATION............................................................  12

MANAGEMENT OF THE COMPANY..................................................  13
  Investment Adviser.......................................................  13
  Sub-Adviser..............................................................  14
  Portfolio Managers.......................................................  14

--------------------------------------------------------------------------------
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
An IPO is a company's first offering of stock to the public.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth stocks may offer strong revenue and earnings potential and accompanying capital growth, with generally less dividend income than value stocks.
--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

Investment Objective
The investment objective of the Capital Opportunities Fund is to seek long-term capital growth.

The Fund's investment objective can be changed by the Board of Directors of M.S.D. & T. Funds, Inc. without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

Principal Investment Strategies
The Fund invests primarily in the common stocks of small companies. These are generally considered to be companies with market capitalizations of $1.5 billion or less at the time of purchase. The Fund may also invest in preferred stock and securities convertible into common stock. In addition, the Fund also may invest without limit in securities--generally common stock--of companies offering shares in initial public offerings ("IPOs").

Securities purchased by the Fund will generally be publicly-traded common stocks of U.S. companies. The Fund also may invest up to 25% of its total assets in foreign equity securities, either directly or indirectly, through American Depositary Receipts ("ADRs"). ADRs that are denominated in U.S. dollars and traded on a U.S. exchange will not be treated as foreign securities for purposes of the 25% limitation on foreign securities.

There is no minimum credit rating for the Fund's investments in convertible securities.

In selecting stocks for the Fund's portfolio, the Fund's sub-adviser focuses on small growth-oriented companies which it believes to be responsive to changes in the marketplace and to have the fundamental characteristics necessary to support continued growth. The Fund's sub-adviser uses a bottom-up approach in selecting stocks for the Fund's portfolio. This approach focuses on evaluating individual companies, but also considers trends in the economy or the investment markets. Researching each company, its products, services, competitors and management team helps the Fund's sub-adviser to select stocks of companies that it thinks will provide high and consistent earnings growth.

The Fund may emphasize, from time to time, particular companies or market sectors, such as technology, in attempting to achieve its investment objective.

The Fund's sub-adviser may sell a security as a result of an adverse change in the issuing company's competitive positioning or ability to execute its growth plan or because of a significant earnings shortfall.

The Fund may trade its investments frequently in trying to achieve its investment objective.

Principal Investment Risks
The value of common stocks and other equity securities may decline in response to changes in the U.S. or foreign markets. Such declines may take place over short or extended periods of time. Equity markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of your investment in the Fund will fluctuate with the value of the securities the Fund holds. In addition, the Fund is subject to the additional risk that the growth stocks which it typically holds may not perform as well as other types of stocks, such as value stocks, even in times of rising markets.

Investments in the stocks of small companies can be riskier than investments in larger companies. Small companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market. Because small companies often borrow money to finance their operations, they also may be adversely affected by rising interest rates.

To the extent that the Fund emphasizes particular market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

IPO shares can be highly unstable because of factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited investor information. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Convertible debt securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible debt securities are also subject to stock market risk.

Convertible debt securities that carry the lowest of the four highest ratings assigned by rating agencies are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Lower quality debt securities (also known as "junk bonds") are considered to be speculative and involve greater risk of default or price changes due to the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising rates. Securities in the lowest quality category may present the risk of default, or may be in default (although the Fund will not purchase convertible debt securities that are in default).

Foreign investments may be riskier than U.S. investments because of factors such as less stringent foreign securities regulations; less stringent accounting and disclosure standards; changes in currency exchange rates; incomplete financial information about the issuers of securities; and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Certain securities purchased by the Fund may be privately placed securities that are eligible for resale only by certain institutional buyers without registration. The Fund is subject to the risk that these securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

The Fund's sub-adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they further the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

An investment in the Fund is not a deposit of Mercantile-Safe Deposit & Trust Company and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

Fund Performance
No performance information is provided because the Fund had not commenced operations as of the date of this prospectus.

Fees and Expenses
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Annual Fund Operating Expenses:
 (expenses that are deducted from Fund assets)
Management Fees/1/ ....................................................... 1.30%
Distribution (12b-1) Fees................................................. None
Other Expenses/1/,/2/ .................................................... 0.62%
Total Annual Fund Operating Expenses/1/ .................................. 1.92%

--------
/1/ Management Fees, Other Expenses and Total Fund Operating Expenses for the Fund for the current fiscal year are expected to be less than the amounts shown above because the Fund's adviser and administrator are voluntarily waiving a portion of their fees. These fee waivers are being made in order to keep the annual fees and expenses for the Fund at a certain level. Management Fees, Other Expenses, and Total Fund Operating Expenses for the Fund, after taking these fee waivers into account, are set forth below. These fee waivers may be revised or cancelled at any time. The Fund's investment adviser and administrator have the right to be reimbursed by the Fund for such amounts prior to the end of any fiscal year.

Management Fees........................................................... 0.68%
Distribution (12b-1) Fees................................................. None
Other Expenses............................................................ 0.57%
Total Annual Fund Operating Expenses...................................... 1.25%

/2/ Other Expenses are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year                                                      3 Years
           ------                                                      -------
            $192                                                        $605

Additional Information about Risk
The principal risks of investing in the Fund have been described above. The following supplements that discussion.

Temporary Defensive Positions
The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions. These investments may include high quality short-term money market instruments, high quality corporate debt securities and debt securities issued by the U.S. Government, its agencies and instrumentalities. This strategy could prevent the Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.

Other Types of Investments
This prospectus describes the Fund's principal investment strategies and the types of securities in which the Fund principally invests. The Fund may from time to time pursue other investment strategies and make other types of investments in support of its investment objective. These supplemental investment strategies and the risks involved are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

INVESTING IN THE FUND

Getting Your Investment Started
Shares of the Fund may be purchased either through the account you maintain with certain financial institutions or directly through M.S.D. & T. Funds, Inc. (referred to as the "Company").

Customers of Mercantile-Safe Deposit & Trust Company and its affiliated and correspondent banks (referred to as the "Banks") may purchase Fund shares through their qualified accounts at such Banks and should contact the Banks directly for appropriate purchase instructions. Should you wish to establish an account directly through the Company, please refer to the purchase options described below under "How to Buy Fund Shares--Opening and Adding to Your Fund Account."

Payments for Fund shares must be in U.S. dollars and should be drawn on a U.S. bank. Please remember that the Company reserves the right to reject any purchase order, including purchase orders accompanied by foreign and third party checks.

How to Buy Fund Shares
 . Minimum Investments. The Company generally requires a minimum initial investment of $25,000 ($2,000 for IRA accounts), which may be allocated among one or more of the Company's investment portfolios, including the Fund. The minimum initial investment in a particular portfolio is $500 and the minimum for subsequent investments is $100. The minimum investment requirements do not apply to purchases by Banks acting on behalf of their customers and the Banks do not impose a minimum initial or subsequent investment requirement for shares purchased on behalf of their customers. The Company reserves the right to waive these minimums in other instances.

 . Opening and Adding to Your Fund Account. Direct investments in the Fund may be made in a number of different ways, as shown in the following chart. Simply choose the method that is most convenient for you. Should you have any questions, please call 1-800-551-2145. As described above under "Getting Your Investment Started," you may also purchase Fund shares through the Banks.

            To Open an Account     To Add to an
                                   Account

By Mail     . Complete a New       . Make your check
              Account                payable to M.S.D.
              Application and        & T. Funds, Inc.
              mail it along          and mail it to
              with a check           the address on
              payable to M.S.D.      the left.
              & T. Funds, Inc.
              to:                  . Include the name
                                     of the Fund and
              M.S.D. & T. Funds,     your account
               Inc.                  number on your
              P.O. Box 182028        check.
              Columbus, OH 43218-
               2028

              To obtain a New
              Account
              Application, call
              1-800-551-2145


-------------------------------------------------------------------------------
By Wire     . Before wiring        . Instruct your
              funds, please          bank to wire
              call 1-800-551-        Federal funds to:
              2145 for complete      Huntington Bank,
              wiring                 Columbus, OH
              instructions.          43219, Bank
                                     Routing
            . Promptly complete      #044000024,
              a New Account          M.S.D. & T.
              Application and        Concentration A/C
              forward it to:         #01899622436.

              M.S.D. & T. Funds,    Be sure to
               Inc.                 include your name
              P.O. Box 182028       and your Fund
              Columbus, OH 43218-   account number.
               2028

                                   . The wire should
                                     indicate that you
                                     are making a
                                     subsequent
                                     purchase as
                                     opposed to
                                     opening a new
                                     account.

 Consult your bank for information on remitting funds by wire and associated bank charges.

 You may use other investment options, including automatic investments, exchanges and directed reinvestments, to invest in your Fund account. Please refer to the section below entitled "Shareholder Services" for more information.

-------------------------------------------------------------------------------

 . Explanation of Sales Price. The public offering price for shares of the Fund is based upon net asset value. The Fund will calculate its net asset value per share by adding the value of the Fund's investments, cash and other assets, subtracting the Fund's liabilities, and then dividing the result by the number of shares of the Fund that are outstanding. This process is sometimes referred to as "pricing" a Fund's shares.

The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, at fair value as determined by the Fund's investment adviser under the supervision of the Company's Board of Directors. Debt securities held by the Fund that have sixty days or less until they mature are valued at amortized cost, which generally approximates market value.

Net asset value is computed as of the close of regular trading hours on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern Time) each weekday, with the exception of those holidays on which the Exchange, the Federal Reserve Bank of Cleveland, the purchasing Bank (if applicable) or the Fund's investment adviser, sub-adviser, transfer agent or custodian is closed. The Fund currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Shares of the Fund are sold at the public offering price per share next computed after receipt of a purchase order by the Fund's transfer agent. Purchase orders will be accepted by the transfer agent only on a day on which the shares of a Fund are priced (referred to as a "Business Day").

If you purchase shares of the Fund through a Bank, the Bank is responsible for transmitting your purchase order and required funds to the Fund's transfer agent on a timely basis. If the transfer agent receives your purchase order from a Bank on a Business Day prior to the close of regular trading hours (currently 4:00 P.M. Eastern Time) on the Exchange, your Fund shares will be purchased at the public offering price calculated at the close of regular trading hours on that day provided that the Fund's custodian receives payment on the next Business Day in immediately available funds. If such payment is not received on the next Business Day, the Bank which submitted the order will be notified that the order has not been accepted. Payment for orders which are not received or accepted will be returned after prompt inquiry.

If you purchase shares of the Fund directly through the Company and if your purchase order, in proper form (including all necessary documentation and signature guarantees, where required) and accompanied by payment, is received by the Fund's transfer agent on a Business Day prior to the close of regular trading hours on the Exchange, your Fund shares will be purchased at the public offering price calculated at the close of regular trading hours on that day. Otherwise, your Fund shares will be purchased at the public offering price next calculated after the transfer agent receives your purchase order in proper form with the required payment.

On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the times at which purchase orders must be received in order to be processed on that Business Day.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days where shareholders will not be able to purchase or redeem shares.

How to Sell Fund Shares
You can arrange to get money out of your Fund account by selling some or all of your shares. This process is known as "redeeming" your shares. If you purchased your shares through an account at a Bank, you may only redeem shares in accordance with the instructions pertaining to that account. If you purchased your shares directly from the Company, you can redeem shares using any of the methods described below.

                                        To Redeem Shares

By Mail           . Send a written request to M.S.D. &
                    T. Funds, Inc., P.O. Box 182028,
                    Columbus, Ohio 43218-2028.

                  . Your written request must
                    --be signed by each account holder;
                    --state the number or dollar amount
                      of shares to be redeemed;
                    --include your account number.

                  . Signature guarantees are required
                    --for all redemption requests over
                      $100,000;
                    --for any redemption request where
                      the proceeds are to be sent to
                      someone other than the
                      shareholder of record or to an
                      address other than the address of
                      record.

--------------------------------------------------------------------------------
By Wire           . Call 1-800-551-2145. You will need
(available only     to provide the account name,
if you checked      account number and amount of
the appropriate     redemption ($1,000 minimum per
box on the New      transaction).
Account
Application)

                  . If you have already opened your
                    account and would like to add the
                    wire redemption feature, send a
                    written request to: M.S.D. & T.
                    Funds, Inc., P.O. Box 182028,
                    Columbus, Ohio 43218-2028. The
                    request must be signed (and
                    signatures guaranteed) by each
                    account owner.

                  . To change bank instructions, send
                    a written request to the above
                    address. The request must be
                    signed (and signatures guaranteed)
                    by each account owner.

--------------------------------------------------------------------------------
By Telephone      . Call 1-800-551-2145. You will need
(automatic          to provide the account name,
unless you          account number and amount of
checked the         redemption.
appropriate box
on the New
Account
Application)

                  . If you have already opened your
                    account and would like to add the
                    telephone redemption feature, send
                    a written request to: M.S.D. & T.
                    Funds, Inc., P.O. Box 182028,
                    Columbus, Ohio 43218-2028. The
                    request must be signed (and
                    signatures guaranteed) by each
                    account owner.

                    Other redemption options, including
                    exchanges and systematic
                    withdrawals, are also available.
                    Please refer to the section below
                    entitled "Shareholder Services" for
                    more information.

--------------------------------------------------------------------------------

 . Explanation of Redemption Price. Redemption orders received in proper form
  (including all necessary documentation and signature guarantees, where required) by the Fund's transfer agent are processed at their net asset value per share next determined after receipt. On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Company reserves the right to advance the time at which redemption orders must be received in order to be processed on that Business Day.

Redemption proceeds generally will be wired or sent to the shareholder(s) of record within three Business Days after receipt of the redemption order. However, the Company reserves the right to wire or send redemption proceeds within seven days after receiving the redemption order if the Fund's investment adviser believes that earlier payment would adversely affect the Fund. If you purchased your shares directly through the Company, your redemption proceeds will be sent by check unless you otherwise direct the Company or the Fund's transfer agent. The Automated Clearing House ("ACH") system may also be utilized for payment of redemption proceeds. The Company normally pays redemption proceeds in cash, but it has the right to deliver readily marketable portfolio securities having a market value equal to the redemption price. When you sell these portfolio securities, you'll pay brokerage charges.

Banks are responsible for transmitting their customers' redemption orders to the Fund's transfer agent and crediting their customers' accounts with redemption proceeds on a timely basis. No charge is imposed by the Company for wiring redemption proceeds, although the Banks may charge their customers' accounts directly for redemption and other services. In addition, if a customer has agreed with a Bank to maintain a minimum cash balance in his or her account maintained with the Bank and the balance falls below that minimum, the customer may be obliged to redeem some or all of the Fund shares held in the account in order to maintain the required minimum balance.

The Company imposes no charge when you redeem shares. The value of the shares you redeem may be more or less than your cost, depending on the Fund's current net asset value.

Other Purchase and Redemption Information
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account.

Shareholders who purchased Fund shares directly through the Company should note that if an account balance falls below $500 as a result of redemptions and is not increased to at least $500 within 60 days after notice, the account may be closed and the proceeds sent to the shareholder.

If you purchased shares by wire, you must file a New Account Application with the Fund's transfer agent before any of those shares can be redeemed. You should contact your bank for information about sending and receiving funds by wire, including any charges by your bank for these services. The Company may decide at any time to change the minimum amount per transaction for redemption of shares by wire or to no longer permit wire redemptions.

You may choose to initiate certain transactions by telephone. The Company and its agents will not be responsible for any losses resulting from unauthorized transactions when reasonable procedures to verify the identity of the caller are followed. To the extent that the Company does not follow such procedures, it and/or its agents may be responsible for any unauthorized transactions.

The Company reserves the right to refuse a telephone redemption if it believes it is advisable to do so (for example, if the Company believes that the telephone instructions are fraudulent or unauthorized). Procedures for redeeming shares by telephone may be modified or terminated by the Company at any time. It may be difficult to reach the Company by telephone during periods of unusual market activity. If this happens, you may redeem your shares by mail as described above.

The Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of its shares) for such periods as permitted by Securities and Exchange Commission ("SEC") rules (for example, for any period during which the Exchange is closed, other than customary weekend and holiday closings, or during which trading on the Exchange is restricted).

If you attempt to sell shares you recently purchased with a personal check, the Company may delay processing your request until it collects payment for those shares. This process may take up to 15 days, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing shares with a certified check or via electronic transfer to avoid delays.

Certain redemption requests and other communications with the Company require a signature guarantee. Signature guarantees are designed to protect both you and the Company from fraud. To obtain a signature guarantee you should visit a financial institution that participates in the Stock Transfer Agents Medallion Program ("STAMP"). Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guaranteed." A notary public cannot provide a signature guarantee.

For current yield, purchase and redemption information, call 1-800-551-2145.

SHAREHOLDER SERVICES
The Company provides a variety of ways to make managing your investments more convenient. Some of these options require you to request them on the New Account Application or you may request them after opening an account by calling 1-800-551-2145. Except for retirement plans, these options are available only to shareholders who purchase their Fund shares directly through the Company.

Retirement Plans
Shares of the Fund may be purchased in connection with certain tax-sheltered retirement plans, including individual retirement accounts. Shares may also be purchased in connection with profit-sharing plans, section 401(k) plans, money purchase pension plans and target benefit plans. Further information about how to participate in these plans, the fees charged, the limits on contributions and the services available to participants in such plans can be obtained from the Company. To invest through any tax-sheltered retirement plan, please call the Company at 1-800-551-2145 for information and the required separate application. You should consult with a tax adviser to determine whether a tax-sheltered retirement plan is available and/or appropriate for you.

Exchange Privilege
Shares of the Fund may be exchanged for shares of one of the other portfolios offered by the Company. You may exchange shares by mailing your request to M.S.D. & T. Funds, Inc., P.O. Box 182028, Columbus, Ohio 43218-2028, or by telephoning your request to 1-800-551-2145. If you are opening a new account in a different portfolio by exchange, the exchanged shares must be at least equal in value to the minimum investment for the portfolio in which the account is being opened.

You should read the prospectus for the portfolio into which you are exchanging. Exchanges will be processed only when the shares being offered can legally be sold in your state. Exchanges may have tax consequences for you. Consult your tax adviser for further information.

To elect the exchange privilege after you have opened a Fund account, or for further information about the exchange privilege, call 1-800-551-2145. The Company reserves the right to reject any exchange request. The Company may modify or terminate the exchange privilege, but will not materially modify or terminate it without giving shareholders 60 days' notice.

Automatic Investment Plan
One easy way to pursue your financial goals is to invest money regularly. The Company offers an Automatic Investment Plan--a convenient service that lets you transfer money from your bank account into your Fund account automatically on a regular basis. At your option, your bank account will be debited in a particular amount ($100 minimum) that you have specified, and Fund shares will automatically be purchased on the 15th day of each month or, if that day is not a Business Day, on the preceding Business Day. Your bank account must be maintained at a domestic financial institution that is an ACH member. You will be responsible for any loss or expense to the Fund if an ACH transfer is rejected. To select this option, or for more information, please call 1-800-551-2145.

The Automatic Investment Plan is one way in which you can use "Dollar Cost Averaging" in making investments. Dollar Cost Averaging can be useful in investing in portfolios such as the Fund whose price per share fluctuates. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help you to reduce your average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. You should be aware, however, that shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price which is lower than their purchase price.

Systematic Withdrawals
The Company offers a convenient way of withdrawing money from your Fund account. You may request regular monthly, quarterly, semi-annual or annual withdrawals in any amount of $100 or more. The withdrawal will be made on the fifteenth day of each month of the period you select and distributed in cash or reinvested in shares of another portfolio offered by the Company. To elect this option, or for more information, please call 1-800-551-2145.

Directed Reinvestments
Generally, dividends and capital gain distributions are automatically reinvested in shares of the Fund. You may elect, however, to have your dividends and capital gain distributions automatically reinvested in shares of another portfolio offered by the Company. To elect this option, or for more information, please call 1-800-551-2145.

DIVIDENDS AND DISTRIBUTIONS
Shareholders receive dividends and net capital gain distributions. Dividends for the Fund, which are derived from its net investment income, will be declared and paid annually. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. Capital gain distributions will be declared and paid annually.

Shares in the Fund begin earning dividends on the day a purchase order is processed and continue earning dividends through and including the day before the shares are redeemed. If you purchased your Fund shares through a Bank, your dividends and distributions will be paid in cash and wired to your Bank. If you purchased your shares directly from the Company, your dividends and distributions will be automatically reinvested in additional shares of the Fund unless you notify the Company in writing that you wish to receive dividends and/or distributions in cash. If you have elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, you will be deemed to have rescinded your election to receive dividends and/or distributions in cash and your dividends and distributions will be automatically reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend and/or distribution checks.

TAX INFORMATION
Federal taxes. The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. (However, if the Fund's distributions exceed its net income and gain, that excess will generally result in a non-taxable return of capital to you.)

You will be subject to income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another portfolio offered by the Company, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that, to some extent, the Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries.

State and local taxes. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. Government securities.

Miscellaneous. The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign estates or trusts, or foreign corporations or partnerships may be subject to different U.S. federal income tax consequences. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MANAGEMENT OF THE COMPANY

Investment Adviser
Mercantile-Safe Deposit & Trust Company (referred to as "Mercantile") is the investment adviser for the Fund. Mercantile, which has its main office at Two Hopkins Plaza, Baltimore, Maryland 21201, is the lead bank of Mercantile Bankshares Corporation, a multi-bank holding company. Mercantile and its predecessors have been in the business of managing the investments of fiduciary and other accounts in the Baltimore area since 1864. As of December 31, 1999, Mercantile had approximately $16 billion in assets under management.

Mercantile, subject to the general supervision of the Company's Board of Directors, manages the investment portfolio of the Fund in accordance with its investment objective and policies. This includes selecting portfolio investments and placing purchase and sale orders for the Fund.

In exchange for these services, Mercantile is entitled to investment advisory fees from the Fund that are calculated daily and paid monthly, at the annual rate of 1.30% of the first $1 billion of the Fund's average daily net assets, plus 1.20% of the Fund's average daily net assets in excess of $1 billion. After waivers, it is expected that investment advisory fees paid by the Fund will be 0.68% of average daily net assets during the current fiscal year.

Sub-Adviser
Mercantile has delegated responsibility for day-to-day portfolio management with respect to the Fund to Delaware Management Company ("Delaware"). Delaware manages the investment portfolio of the Fund in accordance with the investment requirements and policies established by Mercantile. Delaware receives a quarterly fee from Mercantile based on the Fund's average daily net assets.

Delaware, which has its main office at One Commerce Square, Philadelphia, Pennsylvania 19103, is a series of Delaware Management Business Trust, a Delaware business trust. As of December 31, 1999, Delaware and its investment management affiliates had approximately $47 billion in assets under management.

Portfolio Managers
Gerald S. Frey, Vice President/Senior Portfolio Manager
Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Marshall T. Bassett, Vice President
Mr. Bassett joined Delaware in 1997. From 1989 to 1997, he served as an analyst, assistant portfolio manager and Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University.

John A. Heffern, Vice President
Mr. Heffern holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware in 1997. Previously, from 1994 to 1997, he was a Senior Vice President, Equity Research at Nat West Securities Corporation's Specialty Finance Services unit. Prior to that, Mr. Heffern was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Jeffrey W. Hynoski, Vice President
Mr. Hynoski joined Delaware in 1998. Previously he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA from Pace University.

Stephen T. Lampe, Vice President
Mr. Lampe earned a bachelor's degree and an MBA at the University of Pennsylvania's Wharton School. He joined Delaware in 1995 and provides analytical services for small and mid-capitalization stocks. He previously served as a manager at Price Waterhouse. Mr. Lampe is a Certified Public Accountant.

Lori P. Wachs, Vice President
Ms. Wachs joined Delaware in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Service Providers:
Management and support services are provided to the Capital
Opportunities Fund Inc. by several organizations.

Investment Adviser and Administrator:

[LOGO OF MERCANTILE]
Mercantile-Safe Deposit & Trust Company
Baltimore, Maryland

Sub-Adviser:
Delaware Management Company
Philadelphia, Pennsylvania

Custodian:
The Fifth Third Bank
Cincinnati, Ohio

Transfer Agent:
BISYS Fund Services Ohio, Inc.
Columbus, Ohio

Distributor:
BISYS Fund Services Limited Partnership
Columbus, Ohio

For More Information
You'll find more information about the Funds in the following documents:

Annual and semi-annual Reports
The Company's annual and semi-annual reports will contain more information about the Fund and the annual report will contain a discussion about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Fund and its policies. By law, it is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling 1-800-551-2145 or writing to:

M.S.D. & T. Funds, Inc.
Mutual Fund Administration
Two Hopkins Plaza
Baltimore, Maryland 21201

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the Fund's documents by visiting the SEC's Public Reference Room in Washington, DC. You may also obtain copies of the Fund's documents, after paying a duplicating fee, by writing the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

Reports and other information about the Fund are also available on the EDGAR Database on the SEC's website at http://www.sec.gov.


The Company's Investment Company Act File No. is 811-5782.

                            M.S.D. & T. FUNDS, INC.

                          Capital Opportunities Fund

                      Statement of Additional Information

                                 June 28, 2000


                               TABLE OF CONTENTS

                                                                    Page
                                                                    ----
INVESTMENT OBJECTIVE, POLICIES AND RISKS..........................     1
FUNDAMENTAL LIMITATIONS...........................................    20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION....................    22
NET ASSET VALUE...................................................    23
ADDITIONAL INFORMATION CONCERNING TAXES...........................    24
MANAGEMENT OF THE COMPANY.........................................    25
INDEPENDENT ACCOUNTANTS...........................................    32
COUNSEL...........................................................    32
ADDITIONAL INFORMATION CONCERNING SHARES..........................    32
PERFORMANCE INFORMATION...........................................    34
MISCELLANEOUS.....................................................    37
APPENDIX A........................................................   A-1
APPENDIX B........................................................   B-1

          This Statement of Additional Information is meant to be read in conjunction with the Prospectus dated June 28, 2000 for the Capital Opportunities Fund of M.S.D. & T. Funds, Inc. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained by calling 1-800-551-2145 or by writing M.S.D. & T. Funds, Inc., c/o BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, OH 43219-3035. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

Shares of the Fund are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by, Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Fund involves investment risks, including possible loss of principal. You could lose money by investing in the Fund. In addition, the dividends paid by the Fund will go up and down. Mercantile-Safe Deposit and Trust Company serves as investment adviser and administrator to the Fund, is paid fees for its services, and is not affiliated with BISYS Fund Services Limited Partnership, the Fund's distributor.

                            M.S.D. & T. FUNDS, INC.


          M.S.D. & T. Funds, Inc. (the "Company") is a Maryland corporation which commenced operations on July 21, 1989 as a no-load, open-end, professionally managed investment company. In addition to the Capital Opportunities Fund (the "Fund"), the Company offers shares in five other equity portfolios (the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, International Equity Fund and Diversified Real Estate Fund); three money market portfolios (the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund); and five bond portfolios (the Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund). The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

INVESTMENT OBJECTIVE, POLICIES AND RISKS

          The investment objective, principal investment strategies and principal risks of the Fund are described in the Prospectus. The following information supplements the description of the Fund's investment objective, policies and risks as set forth in the Prospectus.

          Mercantile-Safe Deposit and Trust Company, the Fund's investment adviser ("Mercantile" or the "Adviser"), and Delaware Management Company, the Fund's sub-adviser ("Delaware" or the "Sub-Adviser"), use a range of investments and investment techniques in seeking to achieve the Fund's investment objective. The Fund may not use all of the investments and investment techniques described below, which involve various risks which are also described below. The Adviser and Sub-Adviser will use its best efforts to achieve the Fund's investment objective, although its achievement cannot be assured. An investor should not consider an investment in the Fund to be a complete investment program.

          Although the Fund invests primarily in the equity securities of small companies, during normal market and economic conditions it may hold up to 25% of its total assets in debt securities. The Fund expects to make only limited investments in debt securities; however, it reserves the right to invest up to 25% of its total assets in debt securities during periods when the Sub-Adviser determines that suitable equity securities that offer capital appreciation are unavailable in sufficient quantities. These debt securities will either be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or will be debt obligations, including but not limited to debt obligations convertible into common stock ("convertible securities"), that at the time of purchase carry one of the three highest ratings assigned by a rating agency. Investments may also be made in unrated debt obligations which the Sub-Adviser has determined to be of comparable quality. Up to 10% of the Fund's total assets may be invested in convertible securities that are rated at the time of purchase in the fourth highest rating category or lower by one or more rating agencies. Convertible securities that carry the lowest of the four highest ratings assigned by a rating agency are considered to have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. Lower quality debt securities (including convertible securities), also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising rates. Securities in the lowest quality category may present the risk of default, or may be in default (although the Fund will not purchase convertible debt securities that are in default). See Appendix A for a description of applicable debt security ratings.

Risk Factors

          Market Risk.
          -----------

          Because the Fund invests primarily in equity securities, the Fund is subject to market risk. That is, the possibility exists that common stocks will decline over short or even extended periods of time. Both the U.S. and foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. Therefore, the net asset value of the Fund may fluctuate with movements in the equity markets.

          Interest Rate Risk and Credit Risk.
          ----------------------------------

          To the extent that the Fund invests in fixed income securities, its holdings of such securities are sensitive to changes in interest rates and the interest rate-environment. Generally, the market value of fixed income securities (including municipal obligations) in the Fund can be expected to vary inversely to changes in prevailing interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in the Fund's net asset value.

          Foreign Securities
          ------------------

          There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may involve risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible difficulty in taking appropriate legal action in a foreign court, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of dividends or principal and interest on foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

          European Currency Unification
          -----------------------------

          Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

          This change is likely to significantly impact the European capital markets and may result in additional risks, which include, but are not limited to, volatility of currency exchange rates, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries.

          Derivative Instruments
          ----------------------

          The Fund may purchase certain "derivative" instruments as described below under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates or indices, and include, but are not limited to, participation certificates, custodial receipts, futures contracts, options, forward foreign currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of mortgage-related securities, "stripped" securities and various floating rate instruments).

          Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

          The Sub-Adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund's investment objective. It is possible, however, that the Sub-Adviser's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

Additional Information on Investment Policies and Risks

          Government Obligations and Money Market Instruments
          ---------------------------------------------------

          The Fund may invest in securities issued or guaranteed by the U.S. Government, including but not limited to direct U.S. Treasury obligations, as well as in obligations issued or guaranteed by U.S. Government agencies and instrumentalities. Examples of the types of U.S. Government obligations that may be acquired by the Fund include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, International Bank for Reconstruction and Development (the "World Bank"), and Resolution Trust Corporation. Obligations of certain agencies and instrumentalities, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank, are supported by the issuer's right to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the entity's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are backed solely by the issuer's credit. There is no assurance that the U.S. Government would provide support to a U.S. Government-sponsored entity were it not required to do so by law.

          The Fund may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase (the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches). The Fund may invest in obligations of foreign banks or foreign branches of U.S. banks when the Sub-Adviser determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks involve different risks than investments in the obligations of U.S. banks, including less stringent reserve requirements and different accounting, auditing and recordkeeping standards. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the Fund's total assets at the time of purchase.

          Commercial paper purchased by the Fund will be rated at the time of purchase within tier one. Corporate bonds purchased by the Fund with remaining maturities of thirteen months or less will be rated investment grade at the time of purchase. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Sub-Adviser at the time of purchase to be of comparable quality. Commercial paper may include variable and floating rate instruments.

          Variable and Floating Rate Instruments
          --------------------------------------

          The Fund may purchase variable and floating rate instruments, including variable rate demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rates. Because of the absence of a market in which to resell a variable or floating rate instrument, the Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this and other reasons a loss could occur with respect to the instrument.

          The Sub-Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of variable and floating rate instruments and, if the obligation is subject to a demand feature, will monitor their financial ability to meet payment on demand. In determining average weighted portfolio maturity, a variable rate instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. A floating rate instrument will usually be deemed to have a maturity equal to the date on which the principal amount must be paid, or the date on which the redemption payment must be made, in the case of an instrument called for redemption. A floating rate instrument that is subject to a demand feature will usually be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. An instrument that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will generally be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or earlier maturity.

          Municipal Obligations
          ---------------------

          The Fund may invest from time to time in municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Municipal obligations may be advantageous for the Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by the Fund that come from interest on municipal obligations will be taxable to shareholders.

          The two main types of municipal obligations are "general obligation" securities (which are secured by the issuer's full faith, credit and taxing power) and "revenue" securities (which are payable only from revenues received from the operation of a particular facility or other revenue source). A third type of municipal obligation, normally issued by special purpose public authorities, is known as a "moral obligation" security because if the issuer cannot meet its obligations it draws on a reserve fund, the restoration of which is not a legal requirement. There are, of course, variations in the quality of municipal obligations, both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including market conditions generally and the municipal bond market in particular, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Private activity bonds (which are a type of obligation that, although exempt from regular federal income tax, may be subject to the federal alternative minimum tax) are usually revenue securities issued by or for public authorities to finance a privately operated facility.

          Municipal obligations purchased by the Fund in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal obligations may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal obligation held by the Fund could have an adverse effect on the Fund's portfolio and the value of its shares. As described above under "Government Obligations and Money Market Instruments," foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations.

          Municipal obligations acquired by the Fund may include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Fund may invest in bonds and other types of longer-term tax-exempt instruments.

          Private activity bonds have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member, as well as the Commonwealth of Puerto Rico, Guam and the Virgin Islands, is a separate "issuer" as that term is used in the Prospectus and this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

          An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

          Stand-By Commitments
          --------------------

          The Fund may acquire "stand-by commitments" with respect to municipal obligations held in its portfolio. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified municipal obligations at a specified price equal to their amortized cost value plus interest. Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying municipal obligations, and may be sold, transferred or assigned only with the instruments involved.

          The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.

          The Fund intends to enter into stand-by commitments only with banks, brokers or dealers which, in the Sub-Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Sub-Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Fund's reliance upon the credit of these banks, brokers and dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment.

          The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          Convertible Securities
          ----------------------

          Convertible securities which may be purchased by the Fund entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

          In selecting convertible securities, the Sub-Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Sub-Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments.

          Lower Quality Debt Securities ("Junk Bonds").
          --------------------------------------------

          The Fund may purchase lower quality debt securities convertible into common stock. Such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of (or actual) default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

          Issuers of low rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing.
The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

          Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

          The Fund may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

          Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

          Repurchase Agreements
          ---------------------

          The Fund may buy portfolio securities subject to the seller's agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will fail to repurchase the securities as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

          The repurchase price under repurchase agreements generally is equal to the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian or registered in the name of the Fund involved on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. The Sub-Adviser will enter into repurchase agreements only with financial institutions it deems creditworthy and during the term of any repurchase agreement, the Sub-Adviser will continue to monitor the creditworthiness of the seller.

          Reverse Repurchase Agreements
          -----------------------------

          The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

          Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

          When-Issued Purchases and Forward Commitments
          ---------------------------------------------

          The Fund may purchase securities on a "when-issued" basis and may enter into a "forward commitment" to purchase or sell securities. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. The Fund does not intend to engage in when-issued and forward commitment transactions for speculative purposes.

          When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Fund expects that its commitments to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of its total assets. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

          The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

          When the Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets, and fluctuations in the value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

          Other Investment Companies
          --------------------------

          In connection with the management of its daily cash position, the Fund may invest in securities issued by other investment companies which invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and which seek to maintain a $1.00 net asset value per share, i.e., "money market" funds. In addition, the Fund may invest in securities issued by other non-money market investment companies that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations.

          The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.

          Lending Portfolio Securities
          ----------------------------

          The Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. Although securities loans will be fully collateralized, such loans present risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. However, loans will be made only to borrowers deemed by the Sub-Adviser to be of good standing and only when, in the Sub-Adviser's judgment, the income to be earned from the loans justifies the attendant risks.

          When the Fund lends its securities, it continues to receive interest or dividends on the securities loaned and also earns income on the loans. Any cash collateral received by the Fund in connection with such loans will be invested in short-term money market obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted if a material event affecting the investment occurs. While there is no limit on the amount of securities which the Fund may loan, fees attributable to securities lending activities are subject to certain limits under the Internal Revenue Code of 1986, as amended.

          Standard & Poor's Depository Receipts, Standard & Poor's MidCap 400
          -------------------------------------------------------------------
          Depository Receipts and The Dow Industrials DIAMONDS.
          ----------------------------------------------------

          The Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"), Standard & Poor's MidCap 400 Depository Receipts ("MidCap SPDRs") and The Dow Industrials DIAMONDS ("DIAMONDS"). SPDRs represent ownership in the SPDR Trust, a long-term unit investment trust which holds a portfolio of common stocks that is intended to track the performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. MidCap SPDRs represent ownership in the MidCap SPDR Trust, a long-term unit investment trust which holds a portfolio of common stocks that is intended to track the performance and dividend yield of the Standard & Poor's MidCap 400 Index. DIAMONDS represent ownership in the DIAMONDS Trust, a long-term unit investment trust which holds a portfolio of common stocks that is intended to track the performance and yield of the Dow Jones Industrial Average. Because investments in SPDRs, MidCap SPDRs and DIAMONDS represent investments in unit investment trusts, such investments are subject to the 1940 Act's limitations on investments in other investment companies.

          American, European and Global Depositary Receipts.
          -------------------------------------------------

          The Fund may invest up to 25% of its total assets in ADRs, EDRs, GDRs and similar securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign issuer. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of underlying foreign or U.S. securities. GDRs are depositary receipts structured similarly to EDRs and are issued and traded in several international financial markets. GDRs are designed for trading in non-U.S. securities markets. These instruments may not be denominated in the same currency as the securities they represent. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

          Foreign Currency Exchange Contracts
          -----------------------------------

          The Fund may from time to time enter into forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relating to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by the Sub-Adviser under two circumstances.

          First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations in the value of the foreign currency relative to the U.S.

dollar or other foreign currency between the date the security is purchased or sold and the date on which payment is made or received. This is sometimes referred to as "transaction hedging."

          Second, when the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. This is sometimes referred to as "position hedging." The Fund does not intend to enter into forward contracts for position hedging purposes on a regular or continuing basis.

          The Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. While forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. In addition, the Fund will incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

          The Fund's custodian will place in a separate account cash or liquid portfolio securities in an amount equal to the value of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund.

          At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

          It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

          If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

          Options Trading
          ---------------

          The Fund may write covered call options, buy put options, buy call options and sell, or "write," secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

          A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract.
A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

          When the Fund writes a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid portfolio securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A secured put option written by the Fund means that the

Fund maintains in a segregated account with the custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period.

          The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike a party who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

          The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Sub-Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund involved may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Options purchased by the Fund will not exceed 5%, and options written by the Fund will not exceed 25%, of its net assets. Options may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation which performs the obligations of its members if they default.

          Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, the Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or the Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Fund.

          Transactions in options on securities and indices also involve additional risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

          A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

          Futures and Related Options
          ---------------------------

          The Fund may invest to a limited extent in futures contracts and options on futures contracts in order to gain fuller exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index. The Fund may not purchase or sell a futures contract (or related option) unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments).

          The Fund may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          More information regarding futures contracts and related options can be found in Appendix B.

          Rights and Warrants
          -------------------

          The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life to expiration. The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price, such as when there is no movement in the level of the underlying security. The Fund does not intend to invest more than 5% of its net assets in rights and warrants during the current fiscal year.

          Managing Liquidity
          ------------------

          Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible to dispose of such investments promptly at an acceptable price. Additionally, the absence of a trading market can make it difficult to value a security. For these and other reasons the Fund will not invest more than 15% of the value of its net assets in illiquid securities. Illiquid securities include repurchase agreements and time deposits that do not permit the Fund to terminate them after seven days' notice, restricted securities and other securities, for which market quotations are not readily available. Certain securities that might otherwise be considered illiquid, however, such as some issues of commercial paper and variable amount master demand notes with maturities of nine months or less and securities for which the Sub-Adviser has determined pursuant to guidelines adopted by the Company's Board of Directors that a liquid trading market exists (including certain securities that may be purchased by institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended) are not subject to this limitation. Investments in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers were no longer interested in purchasing these restricted securities.

Portfolio Transactions and Turnover

          Subject to the general supervision and approval of the Company's Board of Directors, the Sub-Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund in accordance with the investment policies and requirements established by the Adviser.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed.

          Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Sub-Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

          The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Sub-Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

          In making portfolio investments, the Sub-Adviser seeks to obtain the best net price and the most favorable execution of orders. The Sub-Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Fund or the Sub-Adviser. The Sub-Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Sub-Adviser's overall responsibilities to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

          Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Sub-Adviser and does not reduce the advisory fees payable by the Fund or the sub-advisory fees payable by the Adviser. The Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

          Investment decisions for the Fund are made independently from those for other accounts advised or managed by the Sub-Adviser. Such other accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Sub-Adviser believes to be equitable to the Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best execution.

          The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with the Adviser, Sub-Adviser, BISYS Fund Services Limited Partnership ("BISYS") or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the 1940 Act or the Securities and Exchange Commission ("SEC"). Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies which have similar investment objectives but are not subject to such limitations.

          The ratings assigned by each rating agency represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Sub-Adviser, when authorized, will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund.

          The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

          Under certain market conditions, the Fund may experience high portfolio turnover rates as a result of its investment strategies. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Higher portfolio turnover rates (100% or more) can result in corresponding increases in brokerage commissions, tax consequences (including the possible realization of additional taxable capital gains and income) and other transaction costs, which must be borne by the Fund and ultimately by its shareholders.

          Portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for the Fund, and the Fund may engage in short-term trading to achieve its investment objective. Although it is not possible to accurately predict the Fund's portfolio turnover rate, such rate may exceed 100% for the current fiscal year.


FUNDAMENTAL LIMITATIONS

          The investment objective of the Fund described in the Prospectus may be changed by the Company's Board of Directors without shareholder approval, although shareholders will be given at least 30 days' written notice before such a change occurs. Unless otherwise noted, the Fund's investment policies discussed above are not fundamental and may be changed by the Company's Board of Directors without shareholder approval.

          The Fund is subject to the following fundamental limitations, which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined below under "Miscellaneous").

          The Fund may not:

          1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the total assets of the Fund may be invested without regard to these limitations. For purposes of these limitations, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security will not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

          2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions and (ii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

          3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. The Fund will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of the Fund's total assets are outstanding. Securities held by the Fund in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.

          4. Purchase or sell real estate, except that the Fund may (a) purchase securities of issuers which deal in real estate; (b) invest in municipal obligations secured by real estate or interests therein; and (c) purchase securities which are secured by real estate or interests therein.

          5. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies, and limitations may be deemed to be underwriting.

          6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that the Fund may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

          7. Purchase securities of companies for the purpose of exercising control.

          8. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to transactions in options, futures contracts and related options; and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          9. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that the Fund may (a) purchase, to the extent appropriate to its investment objective, publicly traded securities of companies engaging in whole or in part in such activities; and (b) enter into futures contracts and related options.

          10. Make loans, except that the Fund may (a) purchase and hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements with respect to portfolio securities; and (c) lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund's permitted investments and is equal at all times to at least 100% of the value of the securities loaned.

          If a percentage limitation set forth above is met at the time an investment is made, a subsequent change in that percentage resulting from a change in value of the Fund's portfolio securities does not mean that the limitation has been violated.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Information on how to purchase and redeem the Fund's shares is included in the Fund's Prospectus. Shares of the Fund are sold on a continuous basis by the Company's distributor, BISYS Fund Services Limited Partnership, which has agreed to use appropriate efforts to promote the Company and to solicit orders for the purchase of shares.

          If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the Fund's transfer agent is reasonably satisfied that the check has been collected, which could take up to fifteen days from the purchase date. This procedure does not apply to shares purchased by money order or wire payment. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable.

          Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

          In addition to the situations described in the Prospectus, the Company may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

          The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in readily marketable securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Fund's net asset value (a "redemption in-kind"). If payment is made in securities, a shareholder may incur transaction costs in converting the securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Company is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


NET ASSET VALUE

          The net asset value per share of the Fund is calculated by dividing the total value of the assets belonging to the Fund, less the liabilities of the Fund, by the number of outstanding shares of the Fund. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio. Assets belonging to the Fund are reduced by the direct liabilities of the Fund and by a share of the general liabilities of the Company allocated daily in proportion to the relative net asset values of all of the Funds at the time of allocation. Subject to the provisions of the Company's Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

          The Fund's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Company's Board of Directors. A security that is primarily traded on a domestic securities exchange (including securities traded through the National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and asked prices in the over-the-counter market.

          Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board of Directors determines that this does not constitute fair value.


ADDITIONAL INFORMATION CONCERNING TAXES

          The following summarizes certain additional considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

          The tax principles applicable to transactions in certain financial instruments and futures contracts and options that may be engaged in by the Fund are complex and, in some cases, uncertain. Such transactions may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

          Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument, if such instrument is not subject to the mark-to-market rules under the Internal Revenue Code of 1986, as amended (the "Code"). The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules.

          Dividends paid by the Fund will be eligible for the dividends received deduction allowed to certain corporations only to the extent of the total qualifying dividends received by the Fund from domestic corporations for a taxable year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for federal alternative minimum tax purposes. The dividends received deduction is not available for capital gain dividends.

          Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in that month will be deemed to have been received by the shareholders on December 31 of such year, if the dividends are paid during the following January.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. The Fund intends to make sufficient distributions or deemed distributions of any ordinary taxable income and any capital gain net income to avoid liability for this excise tax.

          The Fund is treated as a separate entity under the Code. Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of the Company's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

          If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction allowed to corporations under the Code.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."


MANAGEMENT OF THE COMPANY

Directors and Officers
----------------------

          The business of the Company is managed under the general supervision of the Company's Board of Directors. The Directors and officers of the Company, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                Position with        During Past 5 Years
Name and Address                the Company          and Other Affiliations
----------------                -------------        ----------------------

LESLIE B. DISHAROON*            Chairman of the      Retired; Director,
11321 John Carroll Road         Board and            Baltimore Gas & Electric
Owings Mills, MD 21117          President            Company; Director,
Age: 66                                              Travelers Inc. (diversified
                                                     financial services);
                                                     Director, GRC
                                                     International, Inc.
                                                     (technology based services
                                                     and products); Director,
                                                     Aegon USA, Inc. (holding
                                                     company-insurance).


DECATUR H. MILLER*              Director and         Retired.
26 Whitfield Road               Treasurer
Baltimore, MD 21201
Age: 66

EDWARD D. MILLER                Director             Dean/Chief Executive
Johns Hopkins Medicine                               Officer, Johns Hopkins
720 Rutland Street                                   Medicine, January 1997 to
Baltimore, MD 21205-2196                             date; Interim Dean, Johns
Age: 56                                              Hopkins Medicine, March
                                                     1996 to January 1997;
                                                     Chairman, Department of
                                                     Anesthesiology and Critical
                                                     Care Medicine, Johns
                                                     Hopkins University, July
                                                     1994 to date.


JOHN R. MURPHY                  Director             Vice Chairman, National
3115 Blendon Road                                    Geographic Society, March
Owings Mills, MD 21117                               1998 to date; President and
Age: 65                                              Chief Executive Officer,
                                                     National Geographic Society
                                                     May 1996 to March 1998.

GEORGE R. PACKARD, III          Director             President, U.S. - Japan
U.S. - Japan Foundation                              Foundation, July 1998 to
145 East 32/nd/ Street                               date; Visiting President,
New York City, NY 10016                              International University of
Age: 67                                              Japan, 1994 to date; Former
                                                     Dean, School of Advanced
                                                     International Studies at
                                                     The Johns Hopkins
                                                     University; Director,
                                                     Offitbank (private bank).



W. BRUCE McCONNEL, III          Secretary            Partner of the law firm of
One Logan Square                                     Drinker Biddle & Reath LLP,
18/th/ & Cherry Streets                              Philadelphia, Pennsylvania.
Philadelphia, PA 19103-6996
Age: 57

___________________

* Messrs. Disharoon and Miller are considered to be "interested persons" of the Company as defined in the 1940 Act.
                           _________________________


          Each Director of the Company receives an annual fee of $9,500 plus $2,000 for each Board meeting attended and reimbursement for expenses incurred as a Director. Additionally, the Chairman of the Board and President of the Company receives an additional annual fee of $7,500 for his services in such capacities. For the fiscal year ended May 31, 2000, the Company paid or accrued for the account of its Directors as a group, for services in all capacities, a total of $107,000. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding shares of each Fund.

          The following chart provides certain information about the fees received by the Company's Directors for their services as members of the Board of Directors and as officers of the Company for the fiscal year ended May 31, 2000:

                                               PENSION OR            TOTAL
                                               RETIREMENT        COMPENSATION
                                                BENEFITS           FROM THE
                              AGGREGATE        ACCRUED AS          COMPANY AND
                             COMPENSATION       PART OF           FUND COMPLEX*
       NAME OF                 FROM THE         COMPANY             PAID TO
    PERSON/POSITION            COMPANY          EXPENSES           DIRECTORS

  Leslie B. Disharoon          $29,000            N/A                $29,000
  Chairman of the Board of
  Directors and President
  Decatur H. Miller            $21,500            N/A                $21,500
  Director and Treasurer
  Edward D. Miller, M.D.       $17,500            N/A                $17,500
  Director
  John R. Murphy               $21,500            N/A                $21,500
  Director
  George R. Packard, III       $17,500            N/A                $17,500
  Director


*    The "Fund Complex" consists solely of the Company.

Service Providers
-------------------

          The Company has also employed a number of professionals to provide investment management and other important services to the Funds. Mercantile serves as the Fund's investment adviser and administrator and has its principal offices at Two Hopkins Plaza, Baltimore, Maryland 21201. Delaware acts as sub-adviser for the Fund and is located at One Commerce Square, Philadelphia, Pennsylvania 19103. BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of The BISYS Group, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the registered broker-dealer that sells the Fund's shares, and BISYS Fund Services Ohio, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. and located at the same address, provides fund accounting services to the Fund and serves as the transfer and dividend disbursing agent for the Fund. The Fund also has a custodian, The Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

          The Company, Adviser and Sub-Adviser have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular code of ethics to invest in securities, including securities that may be purchased or held by the Fund.

Advisory and Sub-Advisory Services
----------------------------------


          Mercantile serves as investment adviser to the Fund pursuant to an Addendum dated July 5, 2000 to the Advisory Agreement dated July 24, 1998. Delaware provides sub-advisory services with respect to the Fund pursuant to a Sub-Advisory Agreement dated July 5, 2000. Mercantile and Delaware each have agreed to pay all expenses incurred by it in connection with its activities.

          In its capacity as investment adviser, Mercantile is entitled to advisory fees from the Fund that are calculated daily and paid monthly at the annual rate of 1.30% of the first $1 billion of the Fund's average daily net assets, plus 1.20% of the Fund's average daily net assets in excess of $1 billion. Mercantile has agreed to pay Delaware a sub-advisory fee, computed daily and paid quarterly, at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $1 billion. The fees paid by Mercantile to Delaware come out of Mercantile's advisory fee and are not an additional expense of the Fund.

          Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of such Agreement, and the Company has agreed to indemnify the Adviser against any claims or other liabilities arising out of any
such error of judgment or mistake or loss.   The Adviser shall remain liable,
however, for any loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

          Unless sooner terminated, the Advisory and Sub-Advisory Agreements will continue in effect through July 31, 2001. The Advisory Agreement and Sub-Advisory Agreement each will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Company's Board of Directors or by the affirmative vote of a majority of the outstanding shares of the Fund, provided that in either event such Agreement's continuance also is approved by a majority of the Company's Directors who are not parties to such Agreement, or "interested persons" (as defined in the 1940
Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement and Sub-Advisory Agreement each may be terminated by the Company or the Adviser (or the Sub-Adviser in the case of the Sub-Advisory Agreement) on 60 days' written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement, the Company would be required, at the request of the Adviser, to change its name to a name not including "M.S.D. & T." or "Mercantile-Safe Deposit and Trust Company."

Administrator
-------------

          Mercantile serves as the Company's administrator pursuant to an Administration Agreement dated as of May 28, 1993 (the "Administration Agreement") and generally assists in all aspects of the Company's operation and administration. Mercantile has agreed to maintain office facilities for the Company, prepare reports to shareholders, coordinate federal and state returns, furnish the Company with statistical and research data, clerical and certain other services required by the Company, assist in updating the Company's Registration Statement for filing with the SEC, and perform other administrative functions.

          The Administration Agreement provides that Mercantile shall not be liable for acts or omissions which do not constitute willful misfeasance, bad faith or gross negligence on the part of Mercantile, or reckless disregard by Mercantile of its duties under the Administration Agreement.

          In its capacity as administrator, Mercantile is also entitled to an administration fee, computed daily and paid monthly, at the annual rate of .125% of the average daily net assets of the Fund.

Custodian
---------

          The Fifth Third Bank ("Fifth Third") serves as custodian of the assets of the Fund, pursuant to a Custody Agreement, under which Fifth Third has agreed, among other things, to (i) maintain a separate account in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund;
(iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio investments; and (iv) make periodic reports to the Company concerning the Fund's operations. Fifth Third is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that Fifth Third shall remain liable for the performance of all of its duties under the Custody Agreement and will hold the Fund harmless from losses caused by the negligence or willful misconduct of any bank or trust company serving as sub-custodian.

Distributor, Transfer and Dividend Disbursing Agent and Fund Accountant
-----------------------------------------------------------------------

          Shares of the Fund are distributed continuously and without a sales load by BISYS Fund Services Limited Partnership (the "Distributor"). The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares. No compensation is payable by the Funds to the Distributor for distribution services provided.

          Unless otherwise terminated, the Distribution Agreement will remain in effect until July 20, 2001, and thereafter will continue automatically with respect to the Fund from year to year if approved at least annually by the Company's Board of Directors, or by the vote of a majority of the outstanding voting securities of the Fund, and by the vote of a majority of the Directors of the Company who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

          BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of the Distributor, serves as transfer and dividend disbursing agent for the Fund. Under its Transfer Agency Agreement, BISYS Ohio has agreed, among other things, to (i) receive purchase orders and redemption requests for shares of the Fund; (ii) issue and redeem shares of the Fund; (iii) effect transfers of shares of the Fund; (iv) prepare and transmit payments for dividends and distributions declared by the Fund; (v) maintain records of account for the Fund and shareholders and advise each as to the foregoing; (vi) record the issuance of shares of the Fund and maintain a record of and provide the Fund on a regular basis with the total number of shares of the Fund which are authorized, issued and outstanding; (vii) perform the customary services of a transfer agent, dividend disbursing agent and custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open account or similar plans; and (viii) provide a system enabling the Fund to monitor the total number of shares sold in each state.

          BISYS Ohio also provides fund accounting services for the Company, including the computation of the Fund's net asset value, net income and realized capital gains, if any.

Compensation of Administrator, Custodian, Transfer and Dividend Disbursing Agent
--------------------------------------------------------------------------------
and Fund Accountant
-------------------

          Mercantile, the Custodian and BISYS Ohio (in its capacity as fund accountant) are entitled to receive fees based on the aggregate average daily net assets per Fund of the Company. As compensation for transfer agency services provided, BISYS Ohio is entitled to receive an annual fee based on the number of Funds of the Company, plus out-of-pocket expenses.

Expenses
--------

          Except as noted below, the Adviser bears all expenses in connection with the performance of its advisory and administrative services and the Sub-Adviser bears all expenses in connection with the performance of its sub-advisory services. The Company bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its directors and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodian, transfer agent, fund accountant and blue sky servicing agent; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders' reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Company also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

Fee Waivers
-----------

          Expenses can be reduced by voluntary fee waivers and expense reimbursements by Mercantile and the Fund's other service providers. The amount of the fee waivers may be changed at any time at the sole discretion of Mercantile with respect to advisory and administration fees, and by the Fund's other service providers, with respect to all other fees. As to any amounts voluntarily waived or reimbursed, the service providers retain the ability to be reimbursed by the Fund for such amounts prior to fiscal year-end. Such waivers and reimbursements would increase the return to investors when made but would decrease the return if the Fund were required to reimburse a service provider.


INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serve as independent accountants for the Company.


COUNSEL

          Drinker Biddle & Reath LLP, One Logan Square, 18/th/ & Cherry Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Company and will pass upon certain legal matters on behalf of the Company.


ADDITIONAL INFORMATION CONCERNING SHARES

          The Company was incorporated in Maryland on March 7, 1989 and is a mutual fund of the type known as an "open-end management investment company." The Company's Articles of Incorporation authorize the Board of Directors to issue up to 10,000,000,000 full and fractional shares of capital stock, $.001 par value per share. The Company's Articles of Incorporation further authorize the Board of Directors to classify and reclassify any unissued shares into any number of additional classes of shares. Of these authorized shares, 700,000,000 shares are classified as Class A Common Stock representing shares of the Prime Money Market Fund, 700,000,000 shares are classified as Class B Common Stock representing shares of the Government Money Market Fund, 600,000,000 shares are classified as Class C Common Stock representing shares of the Tax-Exempt Money Market Fund, 600,000,000 shares are classified as Class D Common Stock representing shares of the Tax-Exempt Money Market Fund (Trust), 500,000,000 shares are classified as Class E Common Stock representing shares of the Growth & Income Fund, 500,000,000 shares are classified as Class F Common Stock representing shares of the Limited Maturity Bond Fund, 400,000,000 shares are classified as Class G Common Stock representing shares of the Maryland Tax-Exempt Bond Fund, 400,000,000 shares are classified as Class H Common Stock representing shares of the International Equity Fund, 400,000,000 shares are classified as Class I Common Stock representing shares of the International Bond Portfolio, 400,000,000 shares are classified as Class J Common Stock representing shares of the Diversified Real Estate Fund, 400,000,000 shares are classified as Class K Common Stock representing shares of the National Tax-Exempt Bond Fund, 400,000,000 shares are classified as Class L Common Stock representing shares of the Total Return Bond Fund, 400,000,000 shares are classified as Class M Common Stock representing shares of the Equity Growth Fund, 400,000,000 shares are classified as Class N Common Stock representing shares of the Equity Income Fund, 400,000,000 shares are classified as Class O Common Stock representing shares of the Intermediate Tax-Exempt Bond Fund, and 400,000,000 shares are classified as Class P Common Stock representing shares of the Capital Opportunities Fund. As of the date of this

Statement of Additional Information, neither the International Bond Fund nor the Capital Opportunities Fund had commenced operations.

          In the event of a liquidation or dissolution of the Company or an individual portfolio, shareholders of a particular portfolio would be entitled to receive the assets available for distribution belonging to such portfolio, and a proportionate distribution, based upon the relative net asset values of the Company's respective portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a portfolio are entitled to participate equally in the net distributable assets of the particular portfolio involved on liquidation, based on the number of shares of the portfolio that are held by each shareholder.

          Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shares of all portfolios of the Company vote together and not by portfolio or class, unless otherwise required by law or permitted by the Board of Directors. The Company does not currently intend to hold annual shareholder meetings unless it is required to do so by the 1940 Act or other applicable law.

          Shareholders of the Fund, as well as those of any other investment portfolio offered by the Company in the future, will vote in the aggregate and not by portfolio or class on all matters, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or sub-advisory agreement or any change in a fundamental investment objective or investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of all portfolios voting together in the aggregate without regard to particular portfolios.

          Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company's Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio). The Company's Bylaws enable shareholders to call for a meeting to vote on the removal of one or more directors; the affirmative vote of a majority of the Company's outstanding shares is required to remove a director.

Meetings of the Company's shareholders shall be called by the Board of Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

          The Company's Articles of Incorporation authorize the Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey a portfolio's assets to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such portfolio to be redeemed at a price equal to their net asset value which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a portfolio's assets into money and, in connection therewith, to cause all outstanding shares of such portfolio to be redeemed at their net asset value; or (c) combine a portfolio's assets with the assets belonging to one or more other portfolios if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareholders of any portfolio participating in such combination and, in connection therewith, to cause all outstanding shares of any such portfolio to be redeemed or converted into shares of another portfolio at their net asset value. The exercise of such authority may be subject to certain restrictions under the 1940 Act.


PERFORMANCE INFORMATION

          Yield Calculations.  From time to time the Fund may quote its yield in
          ------------------
advertisements, sales literature or in reports to shareholders. The yield for the Fund is calculated by dividing the net investment income per share (as described below) earned during a 30-day period by its net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period in the Fund is based on the average daily number of shares outstanding in the Fund during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                        a-b
          Yield = 2 [(----- + 1)/6/ - 1]
                         cd

     Where:    a =  dividends and interest earned during the period.

               b =  expenses accrued for the period (net of reimbursements).

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

               d =  net asset value per share on the last day of the period.

          For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. The Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

          Total Return Calculations.  The Fund computes its average annual total
          -------------------------
return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in the Fund to the ending redeemable value of such investment in the Fund. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                   ERV  /1/n/
               T = [(-----) - 1]
                       P

     Where:            T =  average annual total return.

                     ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                       P =  hypothetical initial payment of $1,000.

                       n = period covered by the computation, expressed in terms of years.

          The Fund computes its aggregate total return by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in the Fund to the ending redeemable value of such investment in the Fund. The formula for calculating aggregate total return is as follows:

                       ERV
               T = [(-------) - 1]
                        P

          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

          Since performance will fluctuate, performance data for the Fund cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

          Any fees charged by a Bank directly to your account in connection with an investment in the Fund will not be included in the Fund's calculations of yield and/or total return.

Performance Comparisons
-----------------------

          From time to time, in advertisements or in reports to shareholders, the Fund's yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the total return and yield of the Fund may be compared to the Consumer Price Index, Standard & Poor's SmallCap 600 Index, an index of unmanaged common stocks, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of the Fund. The total return and yield of the Fund may also be compared to data prepared by Lipper Analytical Services, Inc.

          From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Company may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

          Information concerning the current yield and performance of the Fund may be obtained by calling 1-800-551-2145.


MISCELLANEOUS

          As used in this Statement of Additional Information, a "majority of the outstanding shares" of the Fund means, with respect to the approval of an investment advisory agreement or sub-advisory agreement or change in a fundamental investment policy, the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.


          As of June 16, 2000, Mercantile-Safe Deposit and Trust Company, MSDT Funds, Attn: Income Collection Department, P.O. Box 1101, Baltimore, Maryland 21203, owned of record a majority of the outstanding shares of the Company. Mercantile is a wholly-owned subsidiary of Mercantile Bankshares Corporation and is a Maryland trust company. The Company believes that substantially all of the shares held of record by Mercantile were beneficially owned by its customers. Mercantile may be deemed to be a controlling person of the Company within the meaning of the 1940 Act by reason of its record ownership of such shares.


          As of June 16, 2000, the name, address and percentage ownership of each person, in addition to Mercantile, that beneficially owned 5% or more of the outstanding shares of the Equity Growth Fund was as follows: Mercantile-Safe Deposit & Trust, Company Pension, Two Hopkins Plaza, Baltimore, MD 21201 (6.59%).


          As of June 16, 2000, the name, address and percentage ownership of each person, in addition to Mercantile, that beneficially owned 5% or more of the outstanding shares of the Diversified Real Estate Fund was as follows:
Mercantile-Safe Deposit & Trust, Company Pension, Two Hopkins Plaza, Baltimore, MD 21201 (47.59%) and The Walters Art Gallery, Attn. Harold Stephens, Controller, 600 North Charles Street, Baltimore, MD 21201-5118 (7.80%).


          As of June 16, 2000, the name, address and percentage ownership of each person, in addition to Mercantile, that beneficially owned 5% or more of the outstanding shares of the Limited Maturity Bond Fund was as follows: C.R. Daniels, Inc., Profit Sharing, c/o Mercantile-Safe Deposit & Trust, Two Hopkins Plaza, Baltimore, MD 21201 (5.69%).

          As of June 16, 2000, the name, address and percentage ownership of each person, in addition to Mercantile, that beneficially owned 5% or more of the outstanding shares of the Tax-Exempt Money Market Fund was as follows:
Reliable Liquors, Inc., 2200 Winchester Street, Baltimore, MD  21216 (6.57%).




     If you have any questions concerning the Company or any of the Funds, please call 1-800-551-2145.

                                  APPENDIX A
                                  ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Local Currency and Foreign Currency Risks
          Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different from the same issuer.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates uncertain capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

          Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

          "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "c" - The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

          "p" - The letter "p" indicates that the rating is provisional. A provisional rating assumes that successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

          * - Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

          "r" - The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

          N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (...) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles. This is the lowest investment grade category.

          "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

          "NR" indicates the Fitch IBCA does not rate the issuer or issue in question.

          "Withdrawn": A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

          RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

          Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB" - A rating of "BB" suggests that the likelihood of default is considerably less than for lower-rated issues, although there are significant uncertainties that could affect the ability to adequately service debt obligations.

          "B" - Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

          "CCC" - Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

          "CC" - This rating is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

          "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson Financial BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

          A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/ "VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/ "VMIG-2" - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          "MIG-3"/ "VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/ "VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                  APPENDIX B
                                  ----------


          As previously stated, the Fund may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix.

I.   Interest Rate Futures Contracts.
     -------------------------------

          Use of Interest Rate Futures Contracts.  Bond prices are established
          --------------------------------------
in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

          Description of Interest Rate Futures Contracts.  An interest rate
          ----------------------------------------------
futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Fund intends to deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

          Examples of Futures Contract Sale.  The Fund might engage in an
          ---------------------------------
interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Sub-Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Sub-Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

          In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

          The Sub-Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

          If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

          Examples of Futures Contract Purchase.  The Fund might engage in an
          -------------------------------------
interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

          For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Sub-Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Sub-Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of
100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

          The Sub-Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

          If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.   Index Futures Contracts.
      -----------------------

          A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

          The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

          In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

          The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                 ANTICIPATORY PURCHASE HEDGE:  Buy the Future
              Hedge Objective:  Protect Against Increasing Price

  Portfolio                          Futures
  ---------                          -------

                                   -Day Hedge is Placed-

Anticipate Buying $62,500            Buying 1 Index Futures
  Equity Portfolio                    at 125
                                     Value of Futures =
                                           $62,500/Contract

                                   -Day Hedge is Lifted-

Buy Equity Portfolio with          Sell 1 Index Futures at 130
  Actual Cost = $65,000              Value of Futures = $65,000/
Increase in Purchase Price =          Contract
  $2,500                             Gain on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO:  Sell the Future
                  Hedge Objective:  Protect Against Declining
                               Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

  Portfolio                          Futures
  ---------                          -------

                                  -Day Hedge is Placed-

Anticipate Selling $1,000,000      Sell 16 Index Futures at 125
  Equity Portfolio                   Value of Futures = $1,000,000

                                  -Day Hedge is Lifted-

Equity Portfolio-Own              Buy 16 Index Futures at 120
  Stock with Value = $960,000        Value of Futures = $960,000
  Loss in Fund Value = $40,000    Gain on Futures = $40,000

          If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                 ANTICIPATORY PURCHASE HEDGE:  Buy the Future
              Hedge Objective:  Protect Against Increasing Price

  Portfolio                            Futures
  ---------                            -------

                                    -Day Hedge is Placed-
Anticipate Buying $62,500              Buying 1 Index Futures at 125
  Equity Portfolio                  Value of Futures = $62,500/
                                             Contract

                                    -Day Hedge is Lifted-

Buy Equity Portfolio with           Sell 1 Index Futures at 120
  Actual Cost - $60,000                    Value of Futures = $60,000/
Decrease in Purchase Price = $2,500           Contract
                                    Loss on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO:  Sell the Future
                  Hedge Objective:  Protect Against Declining
                               Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

   Portfolio                         Futures
   ---------                         -------

                                 -Day Hedge is Placed-

Anticipate Selling $1,000,000    Sell 16 Index Futures at 125
  Equity Portfolio                 Value of Futures = $1,000,000

                                 -Day Hedge is Lifted-

Equity Portfolio-Own             Buy 16 Index Futures at 130
  Stock with Value = $1,040,000    Value of Futures = $1,040,000
  Gain in Fund Value = $40,000   Loss of Futures = $40,000

III. Futures Contracts on Foreign Currencies.
     ---------------------------------------

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  Margin Payments.
     ---------------

          Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Sub-Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts.
     ------------------------------------------

          There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

          Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

          In instances involving the purchase of futures contracts by the Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Sub-Adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an in-crease in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

          Successful use of futures by the Fund is also subject to the Sub-Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  Options on Futures Contracts.
     ----------------------------

          The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VII. Other Transactions
     ------------------

          The Fund is authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund's hedging and other investment strategies if, in the judgment of the Sub-Adviser, transactions therein are necessary or advisable.

                          PART C.  OTHER INFORMATION

Item 23.  Exhibits.


               (a)  (1)  Articles of Incorporation of Registrant dated February
                         23, 1989 and recorded in the State of Maryland on March 7, 1989 are incorporated herein by reference to Exhibit
                         (1)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (2) Notice of Change of Resident Agent and Principal Office Address, dated May 17, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (3) Articles Supplementary dated October 15, 1990 and recorded in the State of Maryland on October 30, 1990 are incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (4) Articles Supplementary dated January 16, 1992 and recorded in the State of Maryland on January 28, 1992 are incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (5) Articles Supplementary dated June 23, 1993 and recorded in the State of Maryland on June 25, 1993 are incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (6) Articles Supplementary dated May 31, 1994 and recorded in the State of Maryland on June 23, 1994 are incorporated herein by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (7) Articles Supplementary dated November 22, 1995 and recorded in the State of Maryland on November 27, 1995 are incorporated herein by reference to Exhibit (1)(g) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (8) Articles Supplementary dated June 8, 1997 and recorded in the State of Maryland on June 19, 1997 are incorporated herein by reference to Exhibit (1)(h) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (9) Articles Supplementary dated February 13, 1998 and recorded in the State of Maryland on February 23, 1998 relating to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds is incorporated herein by reference to Exhibit (1)(i) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (10) Articles Supplementary dated March 23, 2000 and
                         recorded in the State of Maryland on March 27, 2000 are incorporated herein by reference to Exhibit (a)(10) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

               (b)  (1)  Bylaws of Registrant are incorporated herein by
                         reference to Exhibit (2)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (2) Amendment to Bylaws adopted April 23, 1990 is incorporated herein by reference to Exhibit (2)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (3) Amendment to Bylaws adopted July 17, 1991 is incorporated herein by reference to Exhibit (2)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (4) Amendment to Bylaws adopted January 22, 1996 is incorporated herein by reference to Exhibit (2)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.


               (c)  (1)  See Article VI, Section 7.2 of Article VII, Article
                         VIII and Section 10.2 and 10.4 of Article X of the Registrant's Articles of Incorporation incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (2)  See Article I, Section 2.1 and 2.11 of Article II,
                         Article IV and Section 6.1 of Article VI of the Registrant's Bylaws, as amended, incorporated herein by reference to Exhibits (2)(a), (2)(b), (2)(c) and (2)(d) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

               (d)  (1)  Advisory Agreement dated as of July 24, 1998 between
                         Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Growth & Income Fund, International Equity Fund, Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, Diversified Real Estate Fund, Equity Income Fund, Equity Growth Fund, Total Return Bond Fund, National Tax-Exempt Bond Fund and Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit
                         (5)(b) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (2) Form of Addendum No. 1 to Advisory Agreement with respect to the Capital Opportunities Fund between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to Exhibit
                         (d)(2) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

                    (3) Sub-Advisory Agreement dated as of March 19, 1996 between Mercantile-Safe Deposit and Trust Company and CastleInternational Asset Management Limited (now BlackRock International Ltd.) with respect to the International Equity Fund is incorporated herein by reference to Exhibit (5)(f) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (4) Form of Sub-Advisory Agreement between Registrant and Delaware Management Company with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

               (e)  (1)  Distribution Agreement between Registrant and The
                         Winsbury Company, dated October 1, 1993 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (2) Amendment dated February 27, 1998 to Schedule A of Distribution Agreement between Registrant and BISYS Fund Services (f/k/a The Winsbury Company) with respect to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds is incorporated herein by reference to Exhibit (6)(c) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (3) Form of Amendment to Schedule A of Distribution Agreement between Registrant and BISYS Fund Services (f/k/a The Winsbury Company) dated October 1, 1993 with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

               (f)       None.

               (g)  (1)  Custody Agreement between Registrant and Fifth Third
                         Bank, dated May 28, 1993 is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (2) Letter Agreement dated July 28, 1997 supplementing the Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to Exhibit
                         (8)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (3) Letter Agreement dated February 27, 1998 supplementing the Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (4) Form of Letter Agreement supplementing the Custody Agreement between Registrant and Fifth Third Bank with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

                    (5) Custodian Contract dated June 29, 1993 between Registrant and State Street Bank and Trust Company with respect to the International Equity Fund is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (6) Amendment dated December 18, 1998 to Custodian Contract dated June 29, 1993 between Registrant and State Street Bank and Trust Company with respect to the International Equity Fund is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on July 30, 1999.

               (h)  (1)  Transfer Agency Agreement dated August 23, 1999 between
                         Registrant and BISYS Fund Services, Ohio, Inc is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on September 28,
                         1999.

                    (2) Form of Addendum No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services, Ohio, Inc. with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

                    (3) Administration Agreement between Registrant and Mercantile-Safe Deposit & Trust Company, dated May 28, 1993 is incorporated herein by reference to Exhibit
                         (9)(e) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.



                    (4) Amendment dated February 27, 1998 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (5) Form of Amendment to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

                    (6) Fund Accounting Agreement between Registrant and The Winsbury Service Corporation, dated October 1, 1993 is incorporated herein by reference to Exhibit (9)(g) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.



                    (7) Amendment dated March 3, 1998 to Schedules A and B of the Fund Accounting Agreement between Registrant and BISYS Fund Services, Ohio, Inc. (f/k/a The Winsbury Service Corporation) is incorporated herein by reference to Exhibit (9)(k) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.



                    (8) Form of Amendment to Schedules A and B of the Fund Accounting Agreement between Registrant and BISYS Fund Services, Ohio, Inc. (f/k/a The Winsbury Service Corporation) with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit
                         (h)(8) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

                    (9) Blue Sky Services Agreement dated August 23, 1999 between Registrant and BISYS Fund Services, Ohio, Inc. is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.


                    (10) Revolving Credit Agreement dated April 29, 1999 between
                         Registrant and The Fifth Third Bank is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on July 30, 1999.



               (i) Opinions and Consents of Counsel are incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 24 and Post-Effective Amendment No. 25, respectively, to the Registrant's Registration Statements filed on September 28, 1999 and April 14, 2000, respectively.

               (j)  (1)  Consent of Drinker Biddle & Reath LLP.

               (k)       None.

               (l)  (1)  Purchase Agreement between Registrant and The Winsbury
                         Company dated May 28, 1993 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (2) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 31, 1997 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement filed on September 26, 1997.

                    (3) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Income Fund is incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (4) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Growth Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (5) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Total Return Bond Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (6) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the National Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (7) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(g) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed on July 31, 1998.

                    (8) Form of Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (l)(8) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

               (m)       None.

               (n)       None.

               (o)       None.

               (p)  (1)  Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

                    (2) Code of Ethics of Mercantile-Safe Deposit & Trust Company is incorporated herein by reference to Exhibit
                         (p)(2) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

                    (3) Code of Ethics of Delaware Management Company, a series of Delaware Management Business Trust is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on April 14, 2000.

Item 24.  Persons Controlled by or under Common Control
          with Registrant.
          ---------------------------------------------

          Inapplicable.


Item 25.  Indemnification.
          ---------------

          Indemnification of Registrant's Adviser against certain losses is provided for in Section 6 of the Advisory Agreement incorporated herein by reference as Exhibit (d)(1). Indemnification of the Registrant's Administrator is provided for in Section 4 of the Administration Agreement incorporated herein by reference as Exhibit (h)(3); and indemnification of Registrant's principal underwriter is provided for in Section 1.11 of the Distribution Agreement incorporated herein by reference as Exhibit (e)(1). Section 7.3 of the Registrant's Articles of Incorporation incorporated herein by reference as Exhibit (a)(1) provides as follows:

          (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

          (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution, or agreement make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by the Maryland General Corporation Law.

          (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission, or proceeding prior to such amendment.

          Section 6.2 of the Registrant's Bylaws incorporated herein by reference as Exhibit (b)(1) provides further as follows:

          Indemnification of Directors and Officers.
          -----------------------------------------

          (a)  Indemnification. The Corporation shall indemnify its directors to
               ---------------
          the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

          (b)  Advances.  Any current or former director or officer of the
               --------
          Corporation claiming indemnification within the scope of this Section
          6.2 shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the proceedings to which he is a party in the manner and to the full extent permissible under applicable state corporation laws, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

          (c)  Procedures.  On the request of any current or former director or
               ----------
          officer requesting indemnification or an advance under this Section 6.2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with applicable state corporation law, the Securities Act of 1933 and the Investment

               Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section 6.2 have been met.

          (d) Other Rights. The indemnification provided by this Section 6.2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of
          Investment Adviser.
          ---------------------------------

          (e) Mercantile-Safe Deposit and Trust Company ("Merc-Safe"), the Adviser, is a Maryland trust company providing a wide range of banking, trust, and investment services.

          To the knowledge of the Registrant, none of the directors or executive officers of Merc-Safe, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation, or employment of a substantial nature, except that certain directors and executive officers of Merc-Safe also hold or have held various positions with the bank and non-bank affiliates of Merc-Safe, including its parent, Mercantile Bankshares Corporation. Set forth below are the names and principal business of each director and officer of Merc-Safe who is, or at any time during the past two fiscal years has been, engaged in any other business, profession, vocation, or employment of a substantial nature.

Name                      Position with Merc-Safe      Other Business Connections      Type of Business
----                      -----------------------      --------------------------      ----------------
H. Furlong Baldwin        Director, Chairman of the    Director, Chairman of the       Bank Holding Company
                          Board, and Chief Executive   Board, President and Chief
                          Officer                      Executive Officer of
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       Director                        Electricity & Natural Gas
                                                       Constellation Energy
                                                       Group, Inc.
                                                       P.O. Box 1475
                                                       Baltimore, MD  21203

                                                       Director                        Freight Transportation
                                                       CSX Corp.
                                                       1 James Center
                                                       Richmond, VA  23219

                                                       Director                        Insurance
                                                       The Saint Paul Companies
                                                       385 Westminster Street
                                                       St. Paul, MN  55102

Cynthia A. Archer         Director                     Senior Vice President,          Specialty Retailer
                                                       Williams-Sonoma, Inc.
                                                       3250 Van Ness Ave.
                                                       San Francisco, CA  94109

Name                      Position with Merc-Safe      Other Business Connections      Type of Business
----                      -----------------------      --------------------------      ----------------
                                                       Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

Thomas M. Bancroft, Jr.   Director                     Former Chairman of the Board    Racecourse Management
                                                       and Chief  Executive
                                                       Officer
                                                       The New York Racing
                                                       Association, Inc.
                                                       P.O. Box 90
                                                       Jamaica, NY  11417
                                                       (prior to January 1990)

Richard O. Berndt         Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       Partner                         Law Firm
                                                       Gallagher, Evelius & Jones
                                                       The Park Charles Building
                                                       Suite 400
                                                       218 North Charles Street
                                                       Baltimore, MD 21201

                                                       Director                        Financing Housing Projects
                                                       Municipal Mortgage &
                                                       Equity LLC
                                                       Suite 500
                                                       218 N. Charles St.
                                                       Baltimore, MD  21201

William R. Brody, M.D.    Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       President                       University
                                                       Johns Hopkins
                                                       University
                                                       Charles & 34th St.
                                                       Baltimore, MD  21218

                                                       Director                        Medical Instruments
                                                       ALZA Corporation
                                                       950 Page Mill Rd.
                                                       Palo Alto, CA 94303-0802

Name                      Position with Merc-Safe      Other Business Connections      Type of Business
----                      -----------------------      --------------------------      ----------------
                                                       Director                        Medical Instruments
                                                       Medtronic, Inc.
                                                       700 Central Ave. N.E.
                                                       Minneapolis, MN  55432

George L. Bunting, Jr.    Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       President & Chief Executive     Private Financial
                                                       Officer                         Management Company
                                                       Bunting Management
                                                       Group
                                                       Suite 350
                                                       9690 Deereco Road
                                                       Timonium, MD  21093

                                                       Director                        Medical/Drugs
                                                       Guilford Pharmaceuticals,
                                                       Inc.
                                                       6611 Tributary St.
                                                       Baltimore, MD  21224

                                                       Director                        Oil Industry
                                                       Crown Central Petroleum
                                                       Corp.
                                                       1 N. Charles Street
                                                       Baltimore, MD  21203

Darrell D. Friedman       Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       President and Chief Executive   Charitable Organization
                                                       Officer
                                                       THE ASSOCIATED: Jewish
                                                       Community Federation of
                                                       Baltimore
                                                       101 W. Mt. Royal Ave.
                                                       Baltimore, MD  21201

Name                      Position with Merc-Safe      Other Business Connections      Type of Business
----                      -----------------------      --------------------------      ----------------
Freeman A. Hrabowski,     Director                     Director                        Bank Holding Company
 III                                                   Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       President                       University
                                                       University of Maryland
                                                       Baltimore County
                                                       1000 Hilltop Circle
                                                       Baltimore, MD  21250

                                                       Director                        Electricity & Natural Gas
                                                       Constellation Energy
                                                       Group, Inc.
                                                       P.O. Box 1475
                                                       Baltimore, MD  21203

                                                       Director                        Specialty Foods/Spices
                                                       McCormick & Company
                                                       18 Loveton Circle
                                                       Sparks, MD  21152-6000

Mary Junck                Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       President and Chief Operating   Diversified Media Company
                                                       Officer
                                                       Lee Enterprises, Inc.
                                                       215 N. Main St.
                                                       Davenport, IA 52801

Robert A. Kinsley         Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       Chairman and Chief Executive    General Construction
                                                       Officer
                                                       Kinsley Construction, Inc.
                                                       2700 Water St.
                                                       York, PA 17403-9306

Name                      Position with Merc-Safe      Other Business Connections      Type of Business
----                      -----------------------      --------------------------      ----------------
                                                       Partner                         Construction
                                                       Various Construction
                                                       Ventures

William J. McCarthy       Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       Principal, William J.           Law Firm
                                                       McCarthy, P.C., a Partner,
                                                       Venable, Baetjer and Howard
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       Director, Chairman of           Real Estate Development
                                                       the Board                       and Services
                                                       Riparius Corporation
                                                       375 Padonia Road West
                                                       Timonium, MD  21093

Name                      Position with Merc-Safe      Other Business Connections      Type of Business
----                      -----------------------      --------------------------      ----------------
Martin B. Plant           Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       Chairman                        Stainless Steel Recycling
                                                       Keywell Corporation             Company
                                                       7600 Rolling Mill Road
                                                       Baltimore, MD  21224

Christian H. Poindexter   Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       Director and Chairman of the    Electricity & Natural Gas
                                                       Board and Chief Executive
                                                       Officer
                                                       Constellation Energy
                                                       Group, Inc.
                                                       P.O. Box 1475
                                                       Baltimore, MD  21203

Name                      Position with Merc-Safe      Other Business Connections      Type of Business
----                      -----------------------      --------------------------      ----------------
J. Marshall Reid          Director, President &        None
                          Chief Operating Officer

Donald J. Shepard         Director                     Director                        Bank Holding Company
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

                                                       President and Chief Executive   Insurance Holding Company
                                                       Officer
                                                       AEGON USA Inc.
                                                       2 East Chase Street
                                                       Baltimore, MD  21202

                                                       Member of the Executive Board   Insurance
                                                       AEGON, N.V.
                                                       2 East Chase Street
                                                       Baltimore, MD  21202

Jack E. Steil             Director and Chairman -      Executive Vice President        Bank Holding Company
                          Credit Policy                Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

Brian B. Topping          Director and Vice Chairman   None
                          of the Board

Kenneth A. Bourne, Jr.    Executive Vice President     None

Charles E. Siegmann       Executive Vice President     None

Name                      Position with Merc-Safe      Other Business Connections      Type of Business
----                      -----------------------      --------------------------      ----------------
Terry L. Troupe           Chief Financial Officer      Chief Financial Officer and     Bank Holding Company
                                                       Treasurer
                                                       Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201

Malcolm C. Wilson         Executive Vice President     None

Frederica B. Baxter       Vice President and           None
                          Treasurer

Alan D. Yarbro            General Counsel and          General Counsel and Secretary   Bank Holding Company
                          Secretary                    Mercantile Bankshares
                                                       Corporation
                                                       Two Hopkins Plaza
                                                       Baltimore, MD  21201


          (b) BlackRock International Ltd. ("BlackRock") serves as sub-adviser to the International Equity Fund. BlackRock (a wholly-owned subsidiary of BlackRock, Inc., a U.S. Corporation) is a U.K. Corporation and a member of the Investment Management Regulatory Organization ("IMRO") and regulated by IMRO in the conduct of its affairs. The information required by this Item 26 with respect to each director and officer of BlackRock is incorporated herein by reference to Form ADV and Schedules A and D filed by BlackRock with the Securities and Exchange Commission (File No. 801-51087).

          (c) Delaware Management Company, a series of Delaware Management Business Trust ("DMBT"), serves as sub-adviser to the Capital Opportunities Fund. DMBT is a Delaware business trust registered under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of DMBT is incorporated herein by reference to Form ADV and Schedules A and D filed by DMBT with the Securities and Exchange Commission (File No. 801-32108).


Item 27.    Principal Underwriter.
            ----------------------

     (a) BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as distributor for Registrant. BISYS and its affiliates currently serve as distributor of Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Funds, The BB&T Mutual Funds Group, The Coventry Group, The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc.(formerly known as The ARCH Funds, Inc.), Metamarkets.com, Meyers Investment

Trust, MMA Praxis Mutual Funds, M.S.D. & T. Funds, Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Summit Investment Trust, USAllianz Funds, USAllianz Funds Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc. and WHATIFI Funds each of which is a management investment company.



          (b) To the best of Registrant's knowledge, the partners of BISYS are as follows:

Name and Principal                                               Positions and
Business                                Positions and            Offices with
Address                                 Offices with BISYS       Registrant
------------------                      ------------------       -------------

BISYS Fund Services, Inc.               Sole General Partner     None
3435 Stelzer Road
Columbus, OH 43219-3035

WC Subsidiary Corporation               Sole Limited Partner     None
150 Clove Road
Little Falls, NJ 07424



          (c)  None.


Item 28.  Location of Accounts and Records.
          ---------------------------------



         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of:

     Mercantile-Safe Deposit and Trust Company
     Two Hopkins Plaza
     Baltimore, Maryland 21201
     (records relating to its functions as investment adviser and as administrator)

     BlackRock International Ltd.
     345 Park Avenue
     New York, NY  10137

          and

     7 Castle Street
     Edinburgh, Scotland EH3 3AM
     (records relating to its functions as sub-adviser to Registrant's International Equity Fund)

     Delaware Management Company
     One Commerce Square
     Philadelphia, PA 19103
     (records relating to its functions as sub-adviser to Registrant's Capital Opportunities Fund)

     Fifth Third Bank
     Fifth Third Center
     Cincinnati, Ohio  45263
     (records relating to its functions as custodian)

     BISYS Fund Services Ohio, Inc.
     3435 Stelzer Road
     Columbus, Ohio 43219-3035
     (records relating to its functions as transfer agent and fund accounting agent)

     State Street Bank and Trust Company
     One Heritage Drive, P4N
     North Quincy, MA  02171
     (records relating to its functions as custodian with respect to the International Equity Fund)

     BISYS Fund Services Limited Partnership
     3435 Stelzer Road
     Columbus, Ohio  43219-3035
     (records relating to its functions as distributor)

     Drinker Biddle & Reath LLP
     One Logan Square
     18/th/ and Cherry Streets
     Philadelphia, Pennsylvania 19103-6996
     (registrant's Articles of Incorporation, Bylaws and minute books)

Item 29.  Management Services.
          --------------------

          None.

Item 30.  Undertakings.
          -------------



          Registrant hereby undertakes to provide its Annual Report to Shareholders upon request and without charge to any person to whom a Prospectus for any of its Funds is delivered.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 26 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 28th day of June, 2000.

                                   M.S.D. & T. FUNDS, INC.
                                   (Registrant)

                                   */s/ Leslie B. Disharoon
                                   -----------------------------
                                   Leslie B. Disharoon
                                   President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     SIGNATURE                               TITLE                              DATE
     ---------                               -----                              ----
*/s/ Leslie B. Disharoon                     Chairman of the                    June 28, 2000
-----------------------------                Board and President
Leslie B. Disharoon

*/s/ Decatur H. Miller                       Director and Treasurer             June 28, 2000
-----------------------------                (Principal Financial
Decatur H. Miller                            and Accounting Officer)


*/s/ Edward D. Miller                        Director                           June 28, 2000
-----------------------------
Edward D. Miller

*/s/ John R. Murphy                          Director                           June 28, 2000
-----------------------------
John R. Murphy

*/s/ George R. Packard, III                  Director                           June 28, 2000
-----------------------------
George R. Packard, III



*By: /s/ Linda A. Durkin
    -------------------------
    Linda A. Durkin
    Attorney-in-fact

                            M.S.D. & T. Funds, Inc.

                               POWER OF ATTORNEY


     Leslie B. Disharoon, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, Linda A. Durkin and Cornelia H. McKenna, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.

                                                   /s/ Leslie B. Disharoon
                                                   -----------------------------
                                                   Leslie B. Disharoon


Date: July 23, 1999

                            M.S.D. & T. Funds, Inc.

                               POWER OF ATTORNEY


     Decatur H. Miller, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, Linda A. Durkin and Cornelia H. McKenna, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.

                                                /s/ Decatur H. Miller
                                                -------------------------------
                                                Decatur H. Miller


Date: July 23, 1999

                            M.S.D. & T. Funds, Inc.

                               POWER OF ATTORNEY



     Edward D. Miller, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, Linda A. Durkin and Cornelia H. McKenna, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.

                                             /s/ Edward D. Miller
                                             ----------------------------
                                             Edward D. Miller


Date: July 23, 1999

                            M.S.D. & T. Funds, Inc.

                               POWER OF ATTORNEY


     John R. Murphy, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, Linda A. Durkin and Cornelia H. McKenna, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.

                                                  /s/ John R. Murphy
                                                  ---------------------------
                                                  John R. Murphy


Date: July 23, 1999

                            M.S.D. & T. Funds, Inc.

                               POWER OF ATTORNEY


     George R. Packard, III, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, Linda A. Durkin and Cornelia H. McKenna, jointly and severally, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which each said attorney and agent may deem necessary or advisable or which may be required to enable M.S.D. & T. Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended ("Acts"), or the Internal Revenue Code of 1986, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission with respect to the Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company any and all amendments (including post-effective amendments) to the Company's Registration Statement(s) pursuant to the Acts filed with the Securities and Exchange Commission, and any other instruments or documents related thereto; and each said attorney and agent shall have full power and authority to do and perform in the name and on behalf of the undersigned director and/or officer of the Company, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as the undersigned director and/or officer of the Company might or could do in person; and the undersigned does hereby ratify and confirm all that each said attorney and agent shall do or cause to be done by virtue hereof.

                                              /s/ George R. Packard, III
                                              --------------------------------
                                              George R. Packard, III


Date: July 23, 1999

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.                         Description
-----------                         -----------

     (j)(1)                   Consent of Drinker Biddle & Reath LLP.